5. FINANCIAL RISK MANAGEMENT (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other non-derivative financial liabilities
Trade payables due to related parties	$ 300,937	$ 292,555
Derivative financial liabilities
Total	664,647,913	484,964,135
Carrying amount
Other non-derivative financial liabilities
Bank borrowings	138,055,946	139,917,345
Obligations with the public	157,669,367	121,404,578
Trade and other payables	124,333,481	120,753,782
Trade payables due to related parties	6,078,579	7,654,334
Subtotal	426,137,373	389,730,039
Derivative financial liabilities
Hedging liabilities	7,030,224	6,387,551
Non-hedging liabilities	17,202,575	55,759
Subtotal	24,232,799	6,443,310
Total	450,370,172	396,173,349
Less than 1 year
Other non-derivative financial liabilities
Bank borrowings	111,891,041	112,021,591
Obligations with the public	13,447,438	25,446,685
Trade and other payables	124,333,481	120,753,782
Trade payables due to related parties	5,777,642	7,361,779
Subtotal	255,449,602	265,583,837
Derivative financial liabilities
Hedging liabilities	5,497,534	3,257,209
Non-hedging liabilities	3,274,241	55,759
Subtotal	8,771,775	3,312,968
Total	264,221,377	268,896,805
1 to 3 years
Other non-derivative financial liabilities
Bank borrowings	28,049,538	29,758,381
Obligations with the public	17,078,477	22,732,000
Trade and other payables	0	0
Trade payables due to related parties	300,937	292,555
Subtotal	45,428,952	52,782,936
Derivative financial liabilities
Hedging liabilities	695,230	1,502,723
Non-hedging liabilities	6,063,164	0
Subtotal	6,758,394	1,502,723
Total	52,187,346	54,285,659
3 to 5 years
Other non-derivative financial liabilities
Bank borrowings	245,247	656,469
Obligations with the public	7,718,650	4,311,722
Trade and other payables	0	0
Trade payables due to related parties	0	0
Subtotal	7,963,897	4,968,191
Derivative financial liabilities
Hedging liabilities	837,460	1,627,619
Non-hedging liabilities	7,865,170	0
Subtotal	8,702,630	1,627,619
Total	16,666,527	6,595,810
More than 5 years
Other non-derivative financial liabilities
Bank borrowings	250,866	594,158
Obligations with the public	186,100,199	109,926,397
Trade and other payables	0	0
Trade payables due to related parties	0	0
Subtotal	186,351,065	110,520,555
Derivative financial liabilities
Hedging liabilities	0	0
Non-hedging liabilities	0	0
Subtotal	0	0
Total	$ 186,351,065	$ 110,520,555